Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Committed Amounts Payable [Abstract]
Commitments	$ 7,481	$ 346,623
Amounts Payable within 12 Months of Balance Date [Member]
Committed Amounts Payable [Abstract]
Commitments	7,481	322,706
Amounts Payable After 12 Months of Balance Date [Member]
Committed Amounts Payable [Abstract]
Commitments	$ 0	$ 23,917